Pay vs Performance Disclosure - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by SEC rules, we are providing the information below about the relationship between executive compensation, as computed in accordance with SEC rules, and certain measures of the Company’s financial performance. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, please see the “Compensation Discussion and Analysis” (“CD&A”) section of this proxy statement.
Pay versus Performance Table
Fiscal Year	Summary Compensation Table Total for CEO/PEO(1)(2)	Compensation Actually Paid to CEO/PEO(1)(3)(4)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Adjusted Revenue(6) (in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return
2023	$12,379,765	$12,803,863	$2,840,156	$351,212	$126.74	$106.34	$206.3	$1,689.3
2022	$10,817,028	$16,062,320	$3,375,872	$4,244,343	$171.96	$99.81	$4.6	$1,331.0
2021	$0	$0	$2,585,706	$2,613,047	$155.41	$125.43	$16.8	$1,091.9
2020	$0	$0	$2,363,796	$5,370,329	$149.32	$130.04	$6.8	$897.0

(1)	Mr. Hollingshead began serving as Insulet’s Principal Executive Officer (PEO) on June 1, 2022.
(2)
These amounts represent compensation set forth in the “Total” column of the Summary Compensation Table for our PEO and an average of the Summary Compensation totals for the following named executive officers (“NEOs”) for the years indicated:

Year	PEO	Non-PEO NEOs
2023	James Hollingshead	Lauren Budden, Eric Benjamin, John Kapples, Mark Field, Wayde McMillan, Bret Christensen
2022	James Hollingshead	Wayde McMillan, Charles Alpuche, Bret Christensen, Eric Benjamin
2021	—	Wayde McMillan, Charles Alpuche, Bret Christensen, John Kapples
2020	—	Wayde McMillan, Charles Alpuche, Bret Christensen, Dan Manea

(3)
Amounts represent “compensation actually paid” as computed in accordance with SEC rules to our PEO and the average “compensation actually paid”, also as computed in accordance with SEC rules, to the remaining NEOs for the years indicated above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the executives during the applicable years. For information regarding the decisions made by our Talent and Compensation Committee relating to executive compensation, see the “Compensation Discussion and Analysis” section of this proxy statement.

(4)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

Executive	Fiscal Year	Total Reported in Summary Compensation Table	- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	+ Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2023	+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year(a)	Compensation Actually Paid
James Hollingshead (CEO/PEO)	2023	$12,379,765	($9,499,797)	$11,615,643	($1,533,273)	($158,475)	$0	$12,803,863
	2022	$10,817,028	($8,999,878)	$14,245,170	$0	$0	$0	$16,062,320
Average for Other NEOs	2023	$2,840,156	($1,835,437)	$1,003,036	($240,497)	$115,240	($1,531,286)	$351,212
	2022	$3,375,872	($2,274,727)	$2,984,865	$450,758	($292,425)	$0	$4,244,343
	2021	$2,585,706	($1,674,745)	$1,484,500	($55,242)	$272,828	$0	$2,613,047
	2020	$2,363,796	($1,418,526)	$1,934,038	$2,034,349	$456,672	$0	$5,370,329

(a)
Messrs. Christensen and McMillan left the Company on May 5, 2023 and October 20, 2023, respectively. Their outstanding unvested stock awards and option awards were forfeited in 2023 and will not be realized.

(5)
Equity values used to determine the deductions and additions set forth in the tables in note 4 above to calculate “compensation actually paid” for our CEO/PEO and average “compensation actually paid” for our other NEOs are calculated in accordance with ASC 718. Adjustments with respect to stock option awards have been made as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term volatility and risk-free rates) as of the relevant measurement date in accordance with U.S. GAAP. Adjustments with respect to the PSUs is based on both the stock price as of the measurement date as well as our estimate of the probable outcome of the performance conditions applicable to each PSU award.

(6)
Adjusted revenue is Insulet’s self-selected most important financial metric used to determine compensation actually paid in the most recent fiscal year. Adjusted revenue, which is a non-GAAP financial measure, is annual revenue as reported in the Company’s publicly filed financial statements, adjusted to exclude variances attributable to fluctuations in foreign exchange rates (i.e., on a constant currency basis).

Company Selected Measure Name		Adjusted revenue
Named Executive Officers, Footnote
(1)	Mr. Hollingshead began serving as Insulet’s Principal Executive Officer (PEO) on June 1, 2022.
(2)
These amounts represent compensation set forth in the “Total” column of the Summary Compensation Table for our PEO and an average of the Summary Compensation totals for the following named executive officers (“NEOs”) for the years indicated:

Year	PEO	Non-PEO NEOs
2023	James Hollingshead	Lauren Budden, Eric Benjamin, John Kapples, Mark Field, Wayde McMillan, Bret Christensen
2022	James Hollingshead	Wayde McMillan, Charles Alpuche, Bret Christensen, Eric Benjamin
2021	—	Wayde McMillan, Charles Alpuche, Bret Christensen, John Kapples
2020	—	Wayde McMillan, Charles Alpuche, Bret Christensen, Dan Manea

PEO Total Compensation Amount		$ 12,379,765	$ 10,817,028	$ 0	$ 0
PEO Actually Paid Compensation Amount		$ 12,803,863	16,062,320	0	0
Adjustment To PEO Compensation, Footnote
(4)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

Executive	Fiscal Year	Total Reported in Summary Compensation Table	- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	+ Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2023	+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year(a)	Compensation Actually Paid
James Hollingshead (CEO/PEO)	2023	$12,379,765	($9,499,797)	$11,615,643	($1,533,273)	($158,475)	$0	$12,803,863
	2022	$10,817,028	($8,999,878)	$14,245,170	$0	$0	$0	$16,062,320
Average for Other NEOs	2023	$2,840,156	($1,835,437)	$1,003,036	($240,497)	$115,240	($1,531,286)	$351,212
	2022	$3,375,872	($2,274,727)	$2,984,865	$450,758	($292,425)	$0	$4,244,343
	2021	$2,585,706	($1,674,745)	$1,484,500	($55,242)	$272,828	$0	$2,613,047
	2020	$2,363,796	($1,418,526)	$1,934,038	$2,034,349	$456,672	$0	$5,370,329

(a)
Messrs. Christensen and McMillan left the Company on May 5, 2023 and October 20, 2023, respectively. Their outstanding unvested stock awards and option awards were forfeited in 2023 and will not be realized.

Non-PEO NEO Average Total Compensation Amount		$ 2,840,156	3,375,872	2,585,706	2,363,796
Non-PEO NEO Average Compensation Actually Paid Amount		$ 351,212	4,244,343	2,613,047	5,370,329
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

Executive	Fiscal Year	Total Reported in Summary Compensation Table	- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	+ Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2023	+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year(a)	Compensation Actually Paid
James Hollingshead (CEO/PEO)	2023	$12,379,765	($9,499,797)	$11,615,643	($1,533,273)	($158,475)	$0	$12,803,863
	2022	$10,817,028	($8,999,878)	$14,245,170	$0	$0	$0	$16,062,320
Average for Other NEOs	2023	$2,840,156	($1,835,437)	$1,003,036	($240,497)	$115,240	($1,531,286)	$351,212
	2022	$3,375,872	($2,274,727)	$2,984,865	$450,758	($292,425)	$0	$4,244,343
	2021	$2,585,706	($1,674,745)	$1,484,500	($55,242)	$272,828	$0	$2,613,047
	2020	$2,363,796	($1,418,526)	$1,934,038	$2,034,349	$456,672	$0	$5,370,329

(a)
Messrs. Christensen and McMillan left the Company on May 5, 2023 and October 20, 2023, respectively. Their outstanding unvested stock awards and option awards were forfeited in 2023 and will not be realized.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our PEO and the average of compensation actually paid to our remaining NEOs with the performance of our common stock and the performance of the Nasdaq Healthcare Index (“IXHC”). The total shareholder return (“TSR”) of our stock and the IXHC TSR assume that $100 was invested beginning on December 31, 2019. While the TSR of our stock declined from December 31, 2022 to December 31, 2023, so did compensation. Additionally, the Company’s TSR since December 19, 2019 was positive and higher than that of the Nasdaq Healthcare Index for the same period.

Compensation Actually Paid vs. Net Income
The following graph compares the compensation actually paid to our PEO and the average of compensation actually paid to our remaining NEOs with our net income. While the Company’s net income increased dramatically in 2023 as compared to 2022, compensation decreased in 2023 as compared to 2022. Net income is not a financial measure used by our Talent and Compensation Committee to link compensation actually paid to our NEOs to company performance.

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our PEO and the average of compensation actually paid to our remaining NEOs with our adjusted revenue. As noted above, Adjusted Revenue is one of the most important financial measures used to link compensation actually paid to our NEOs to company performance and is the most heavily weighted measure in the Annual Incentive Plan as well as for our PSUs.

Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our PEO and the average of compensation actually paid to our remaining NEOs with the performance of our common stock and the performance of the Nasdaq Healthcare Index (“IXHC”). The total shareholder return (“TSR”) of our stock and the IXHC TSR assume that $100 was invested beginning on December 31, 2019. While the TSR of our stock declined from December 31, 2022 to December 31, 2023, so did compensation. Additionally, the Company’s TSR since December 19, 2019 was positive and higher than that of the Nasdaq Healthcare Index for the same period.

Tabular List, Table
Narrative to Pay versus Performance Table
For the fiscal year ended December 31, 2023, the most important (and only) financial performance measures used to link compensation actually paid to our NEOs to company performance were Adjusted Revenue and Adjusted EBIT. As discussed in the “Compensation Discussion and Analysis” (“CD&A”) section of the proxy statement, these measures are used in our Annual Incentive Plan as well as for our PSUs issued under our Long-Term Equity Incentive Plan. For our 2023 Annual Incentive Plan, we also utilized non-financial strategic measures, as described in the CD&A.
Important Financial Performance Measures
Adjusted Revenue
Adjusted EBIT

Total Shareholder Return Amount		$ 126.74	171.96	155.41	149.32
Peer Group Total Shareholder Return Amount		106.34	99.81	125.43	130.04
Net Income (Loss)		$ 206,300,000	$ 4,600,000	$ 16,800,000	$ 6,800,000
Company Selected Measure Amount		1,689,300,000	1,331,000,000	1,091,900,000	897,000,000
PEO Name	James Hollingshead	James Hollingshead
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Revenue
Non-GAAP Measure Description
(6)
Adjusted revenue is Insulet’s self-selected most important financial metric used to determine compensation actually paid in the most recent fiscal year. Adjusted revenue, which is a non-GAAP financial measure, is annual revenue as reported in the Company’s publicly filed financial statements, adjusted to exclude variances attributable to fluctuations in foreign exchange rates (i.e., on a constant currency basis).

Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBIT
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (9,499,797)	$ (8,999,878)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,615,643	14,245,170
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,533,273)	0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(158,475)	0
PEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,835,437)	(2,274,727)	$ (1,674,745)	$ (1,418,526)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,003,036	2,984,865	1,484,500	1,934,038
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(240,497)	450,758	(55,242)	2,034,349
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		115,240	(292,425)	272,828	456,672
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,531,286)	$ 0	$ 0	$ 0